Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	$ 6,846,834	$ 6,749,989
Due within 1 year [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,158,301	1,124,558
Due After 1 Year But Within 2 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	511,144	1,047,241
Due After 2 Years But Within 3 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,285,409	742,081
Due After 3 Years But Within 4 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,549,769	1,228,524
Due After 4 Years But Within 5 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	616,750	1,250,897
Due after 5 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	$ 1,725,461	$ 1,356,688